Note 45 - Leases - Financial Leases Capital and Interest (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Total Financial Leases Capital and Interest Abstract
Financial Leases - Principal	$ 2,343,180,000	$ 3,371,602,000	$ 3,629,768,000
Financial Leases - Interest Accrued	34,567,000	18,686,000	45,410,000
Financial Leases Total	$ 2,377,747,000	$ 3,390,288,000	$ 3,675,178,000